Note 43 - Condensed Statement of Comprehensive Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Comprehensive Income (Deutsche Bank Parent) [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 6,457	€ 8,273	€ 1,544
Other comprehensive income (loss), net of tax	(143)	(1,006)	130
Total comprehensive income (loss), net of tax	€ 6,314	€ 7,267	€ 1,674